Short-term bank loans and other debt (Details) - USD ($)		6 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 109,855,800	$ 178,576,151
Land use right securing short-term bank loan		21,392,312	24,975,886
Properties under development securing short term debt		$ 23,704,238	$ 27,560,029
Short-term loans weighted average interest rate		6.28%	6.53%
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 34,421,617	$ 34,421,617
Restricted deposit		$ 37,346,481	36,471,097
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 2, 2017, at 1.1% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]		34,421,617
Maturity date		Jun. 02, 2017
Stated rate		1.10%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.1% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 34,421,617
Maturity date		Jun. 01, 2018
Stated rate		1.10%
Loan from Ping'an Real estate Co., Ltd. [Member] | Loan from Ping'an Real estate Co., Ltd. Due April 20, 2017, at 6.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]		43,246,360
Maturity date		Apr. 20, 2017
Stated rate		6.00%
Loan from Huarong International Trust Co., Ltd. [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group		65.98%
Loan from Huarong International Trust Co., Ltd. [Member] | Loan from Huarong International Trust Co.,Ltd., Due September 30, 2017, at 8.30% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 73,807,275	$ 100,908,174
Maturity date		Sep. 30, 2017
Stated rate		8.30%
Loan from Bank of China International Limited [Member] | Loan from Bank of China International Limited, Due June 18, 2018, at 2.51% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 1,626,908
Maturity date		Jun. 18, 2018
Stated rate		2.51%

[1]	The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$37,346,481 (December 31, 2016: US$36,471,097).
[2]	These loans were paid in full during first half year of 2017.
[3]	Pursuant to the agreements with Huarong International Trust Co., Ltd, this other short-term debt is secured by the Group’s 65.98% equity interest of Shaanxi Zhongmao and the Group’s land use rights with net book value of US$21,392,312 (December 31, 2016: US$24,975,886) and Group’s real estate properties under development with net book value of US$23,704,238 (December 31, 2016: US$27,560,029).